Combined Prospectus	Sep. 23, 2026 USD ($)
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares
Form Type	F-10
File Number	333-278139
Initial Effective Date	Sep. 25, 2024
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Debt Securities
Form Type	F-10
File Number	333-278139
Initial Effective Date	Sep. 25, 2024
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Subscription Receipts
Form Type	F-10
File Number	333-278139
Initial Effective Date	Sep. 25, 2024
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Warrants
Form Type	F-10
File Number	333-278139
Initial Effective Date	Sep. 25, 2024
Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Units
Form Type	F-10
File Number	333-278139
Initial Effective Date	Sep. 25, 2024
Combined Prospectus: 6
Combined Prospectus Table
Rule 429	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price of Securities Previously Registered	$ 60,767,750.00
Form Type	F-10
File Number	333-278139
Initial Effective Date	Sep. 25, 2024
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the prospectus included in this registration statement also relates to securities having an aggregate offering price of US$60,767,750 that remain unsold under the Registrant's registration statement on Form F-10 (File No. 333-278139), initially filed on March 21, 2024 and declared effective on September 25, 2024 (the "Prior Registration Statement"). The US$150,000,000 newly registered hereunder, together with the US$60,767,750 remaining unsold under the Prior Registration Statement, represents the US$210,767,750 remaining available under the Registrant's amended US$250,000,000 base shelf prospectus after giving effect to US$39,232,250 of securities previously sold under the Prior Registration Statement. No separate registration fee is payable with respect to the US$60,767,750 of unsold securities which were previously registered on the Prior Registration Statement.